Accounts and Notes Receivables, Net - Schedule of Accounts and Notes Receivables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts and Notes Receivables [Abstract]
Notes receivable			¥ 13
Accounts receivable	51,723		47,829
Less: allowance for doubtful accounts	(35,770)		(35,086)
Accounts receivable, net	¥ 15,953	$ 2,227	¥ 12,756